FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the year	$ 255	$ 338	$ 365
Profit / (loss) deferred on new transactions	171	341	247
(Profit) / loss recognized in the income statement	(278)	(417)	(279)
Foreign currency translation	(2)	(6)	6
Reserve balance at the end of the year	146	255	338
UBS AG
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the year	255	338	365
Profit / (loss) deferred on new transactions	171	341	247
(Profit) / loss recognized in the income statement	(278)	(417)	(279)
Foreign currency translation	(2)	(6)	6
Reserve balance at the end of the year	$ 146	$ 255	$ 338